FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Price adjustment shares
Fair value of financial liabilities
Financial liabilities	$ 5,719	$ 114	$ 19,898
Recurring | Level 3
Fair value of financial liabilities
Financial liabilities	45,015	28,252
Recurring | Advanced payments from MDA against future orders | Level 3
Fair value of financial liabilities
Financial liabilities	39,296	28,138
Recurring | Price adjustment shares | Level 3
Fair value of financial liabilities
Financial liabilities	$ 5,719	$ 114